Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
Colony Bankcorp, Inc. 401(k) Plan
Risks and Uncertainties
Risks and Uncertainties

(9) Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate risk, market volatility, and credit risk. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits.